Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Schedule of Financial Instruments

Accounting classification and fair values

As of December 31, 2024	Note	Amortized cost		Fair value through profit or loss	Fair value hierarchy level

Financial assets -
Trade account receivables, net	6	Ps.	1,133,093	-
Accounts receivable from related parties	24		250	-
Derivative financial instruments	19		-	108,846	2
Total			1,133,343	108,846
Financial liabilities -
Accounts payable to suppliers			2,156,715	-
Accounts payable to related parties	24		1,237	-
Lease liability	14		344,595	-
Long term debt and borrowings	16		4,824,943	-

Total		Ps.	7,327,490	-
As of December 31, 2023 (*) Restated	Note	Amortized cost		Fair value through profit or loss	Fair value hierarchy level

Financial assets -
Trade account receivables, net	6	Ps.	1,072,455	-
Accounts receivable from related parties	24		104	-
Total			1,072,559	-
Financial liabilities -
Accounts payable to suppliers			1,790,026	-
Lease liability	14		388,721	-
Long term debt and borrowings	16		5,131,422	-
Derivative financial instruments	19		-	47,920	2

Total		Ps.	7,310,169	47,920
As of December 31, 2022	Note	Amortized cost		Fair value through profit or loss	Fair value hierarchy level

Financial assets -
Trade account receivables, net	6	Ps.	971,063	-
Accounts receivable from related parties	24		61	-
Total			971,124	-
Financial liabilities -
Accounts payable to suppliers			1,371,778	-
Accounts payable to related parties	24		96,859
Lease liability	14		291,908	-
Long term debt and borrowings	16		6,148,675	-
Derivative financial instruments	19		-	15,329	2

Total		Ps.	7,909,220	15,329

Schedule of Derivative Financial Instruments are Measured at Fair Value	The following table gives information about how the fair values of these derivative financial instruments are determined (in particular, the valuation technique(s) and inputs used).
Derivative financial instruments	Valuation technique(s) and key input(s)	Significant unobservable input(s)	Relationship and sensitivity of unobservable inputs to fair value
Foreign currency forward contracts (see note 19)	Discounted cash flows.
	Future cash flows are estimated based on forward exchange rates (from observable forward exchange rates at the end of the reporting period) and contract forward rates, discounted at a rate that reflects the credit risk of various counterparties.	N/A	N/A

Schedule of Financial Assets and Financial Liabilities at the Reporting Date

The carrying amounts of financial assets and liabilities denominated in foreign currencies (U.S. dollars “US$”, EU euro “€” and India rupee “Rp”) as of the reporting date are as follows:

	2024		2023		2022
	US$	€$	US$	€$	US$	€$	Rp$

Assets	14,907	52	13,324	2	13,006	105	60,340
Liabilities	(41,658)	(129)	(35,186)	(43)	(23,142)	(78)	-

Net position	(26,751)	(77)	(21,862)	(41)	(10,136)	27	60,340
Closing exchange rate of the year	20.2683	21.5241	16.8935	18.6896	19.3615	20.7693	0.0013

Schedule of Net Income	2024 2023 2022 Net income Ps.54,385 37,009 19,490
Schedule of Bank Credit Lines and Long term Debt

The Group has access to financing facilities as described below. The Group expects to meet its other obligations from operating cash flows and proceeds of maturing financial assets.

Bank credit lines and long-term debt	2024		2023	2022

Amount used	Ps.	4,771,474	5,063,974	6,198,695
Amount not used		1,180,000	1,980,000	1,380,000

Total credit lines and long-term debt	Ps.	5,951,474	7,043,974	7,578,695